TAXATION (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current income tax expense
PRC entities		106,368	98,056	93,081
Total		106,368	98,056	93,081
Deferred income tax expense
PRC entities		6,667	2,252	2,498
Total	1,074	6,667	2,252	2,498
Income tax expense
PRC entities		113,035	100,308	95,579
Total	$ 18,218	113,035	100,308	95,579